Balance Sheets (Parenthetical) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Memorandum Items [Abstract]
Acquired In Finance Lease, Investment Property	€ 96	€ 96
Subordinated liabilities	10,034	8,773
Financial assets held for trading
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities	30,793	50,891
Financial assets designated at fair value through profit or loss
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities	5,831	5,766
Financial assets at fair value through other comprehensive income
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities	32,499
Financial assets available for sale
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities		43,079
Financial assets at amortized cost, category
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities	23,176
Loans and receivables category
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities		8,147
Held-to-maturity investments category
Memorandum Items [Abstract]
Financial assets pledged as collateral for liabilities or contingent liabilities		6,996
Financial liabilities at amortized cost, category
Memorandum Items [Abstract]
Subordinated liabilities	23,939	21,510
Loans commitments
Memorandum Items [Abstract]
Commitments granted	210,977	207,671
Other contingent commitments
Memorandum Items [Abstract]
Commitments granted	73,061	64,917
Financial guarantees
Memorandum Items [Abstract]
Granted guarantees	€ 13,247	€ 14,499